SUBSEQUENT EVENTS (Details Narrative) - USD ($)						1 Months Ended
	Apr. 25, 2024	Apr. 10, 2024	Mar. 05, 2024	Mar. 02, 2024	Jan. 12, 2024	Feb. 03, 2024	Jan. 17, 2024	May 02, 2021	Jan. 27, 2021	Dec. 02, 2020	Nov. 23, 2020
IfrsStatementLineItems [Line Items]
Total consideration	$ 2,800,000
Secured note							$ 500,000
Warrants purchase		23,270,249				23,270,249
Warrants exercise, value				$ 4,700,000
Contributed amount			$ 6,000,000
Cash	200,000
Cash paid	2,600,000
Minority interest	$ 800,000
Interest rate	5.20%							10.00%	10.00%	10.00%	10.00%
Cash on hand	$ 10.0
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Qwnership percentage	52.20%
Top of range [member]
IfrsStatementLineItems [Line Items]
Qwnership percentage	80.00%
Forecast [Member] | Grown Rogue Unlimited L L C [Member]
IfrsStatementLineItems [Line Items]
Total consideration					$ 1,525,000